Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	As of December 31,
	2020	2021
Current accounts	182,056	175,741
Time deposits (with original maturities of three months or less)	36,971	104,274
Ship management client accounts	397	119
Restricted cash	147,845	2,112
Total	367,269	282,246